Subsidiaries - Summary of Subsidiaries (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2023
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	10.00%
Woodside Energy (Mexico Holdings) LLC [member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	0.01%
Woodside Energy (Mexico Holdings) LLC [member] | Top of range [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	1.00%
Woodside Energy Global Holdings Pty Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	62.33%
Woodside Energy Investments Pty Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	0.01%
Woodside Energia Brasil Investimentos Ltda. [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	99.99%
Kansai Electric Power Australia Pty Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	5.00%
Tokyo Gas Pluto Pty Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	5.00%
PT Woodside Energy Indonesia [member] | Woodside Energy Holdings Pty Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	99.00%
PT Woodside Energy Indonesia [member] | Woodside Energy Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	1.00%
Woodside Energy (Tanzania) Limited [member] | Woodside Energy Holdings Pty Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	99.99%
Woodside Energia (Brasil) Apoio Administrativo Ltda [member] | Woodside Energy Holdings (South America) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	99.99%
Woodside Energy International (Canada) Limited [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	99.99%
Woodside Energy (Canada LNG) Limited [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	0.01%
Perdido Mexico Pipeline Holdings, S.A. de C.V [member] | Woodside Energy Global Holdings Pty Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	99.99%
Perdido Mexico Pipeline, S. de R.L. de C.V [member] | Woodside Energy Global Holdings Pty Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	99.99%
Woodside Energia Brasil Investimentos Ltda [member] | Woodside Energy Global Holdings Pty Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	0.03%
Woodside Energia Brasil Investimentos Ltda [member] | Woodside Energy Investments Pty Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	99.97%
Woodside Energy USA Operations Inc [member] | Woodside Energy Global Holdings Pty Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	37.67%
Percentage of voting interest held in subsidiary	90.00%
Woodside Energy USA Operations Inc [member] | Woodside Energy Holdings LLC [member]
Disclosure of subsidiaries [line items]
Percentage of voting interest held in subsidiary	10.00%
Woodside Energa Servicios Administrativos, S. de R.L. de C.V [member] | Woodside Energy (Mexico) Limited [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	99.00%
Woodside Energa Servicios de Mxico, S. de R.L. de C.V [member] | Woodside Energy (Mexico) Limited [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	99.00%
Operaciones Conjuntas, S. de R.L. de C.V [member] | Woodside Energy (Mexico) Limited [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	99.00%
Woodside Petrleo Operaciones de Mxico, S. de R.L. de C.V [member] | Woodside Energy (Mexico) Limited [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	99.00%
Woodside Energa Holdings de Mxico, S. de R.L. de C.V [member] | Woodside Energy (Mexico) Limited [member]
Disclosure of subsidiaries [line items]
Percentage of interest hold in subsidiaries	99.99%
Blue Ocean Seismic Services Limited [member] | Woodside Energy Technologies Pty Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of interest held	28.50%
International Gas Transportation Company Limited [member] | Woodside Energy (North West Shelf) Pty Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of interest held	16.67%
International Gas Transportation Company Limited [member] | Woodside Petroleum Holdings Pty Ltd [member]
Disclosure of subsidiaries [line items]
Percentage of interest held	16.67%
Iwilei District Participating Parties LLC [member] | Woodside Energy Hawaii Inc [member]
Disclosure of subsidiaries [line items]
Percentage of interest held	14.96%
Caesar Oil Pipeline Company LLC [member] | Woodside Energy (Deepwater) Inc [member]
Disclosure of subsidiaries [line items]
Percentage of interest held	25.00%
Cleopatra Gas Gathering Company LLC [member] | Woodside Energy (Deepwater) Inc [member]
Disclosure of subsidiaries [line items]
Percentage of interest held	22.00%
Marine Well Containment Company LLC [member] | Woodside Energy (Deepwater) Inc [member]
Disclosure of subsidiaries [line items]
Percentage of interest held	10.00%